Coronavirus Pandemic Considerations	6 Months Ended
Dec. 31, 2019
Disclosure of events after reporting period [Abstract]
Coronavirus Pandemic Considerations
Coronavirus pandemic considerations

In December 2019, a novel strain of coronavirus disease (COVID-19) was reported in China. Since then, COVID-19 has spread globally. The spread of COVID-19 from China to other countries has resulted in the World Health Organization (WHO) characterizing the outbreak of COVID-19 a “pandemic,” or a worldwide spread of a new disease, on March 11, 2020. The ongoing COVID-19 outbreak has resulted in many countries around the world imposing lockdowns, shelter-in-place orders, quarantines, restrictions on travel and mass gatherings, including the cancellation of trade shows and other events, and the extended shutdown of non-essential businesses that cannot be conducted remotely. While the potential economic impact brought by, and the duration of, the COVID-19 pandemic is difficult to assess or predict, it has resulted in significant disruption of global financial markets. In light of the uncertain and rapidly evolving situation relating to the spread of coronavirus disease (COVID-19), the Group have taken temporary precautionary measures intended to help minimize the risk of the virus to our employees, our customers, and the communities in which we participate, which could negatively impact our business. As a company with employees, customers, partners and investors across the globe, we believe in upholding our company value of being good citizens by doing our part to help slow the spread of the virus. To this end, the Group have enabled all of its employees to work remotely in compliance with relevant government advice, have suspended all non-essential travel worldwide for its employees, are canceling or postponing company-sponsored events, employee attendance at industry events and in-person work-related meetings.
Up to the date of this report, the COVID-19 pandemic has not had a material impact on the financial results of the Group. The board reviewed the financial health and liquidity position of the Group and concluded that even in a scenario with a significant downturn in revenues and no cost controls to offset, the Group has adequate resources to continue operations for the foreseeable future. They also reviewed the potential exposure to impacted industry sectors and concluded that this was limited. The Group does not expect material impairments of any assets as a result of the COVID-19 pandemic. Any potential impact, including market fluctuations caused by a foreign exchange volatility, on the Group’s business from the COVID-19 pandemic is closely monitored. The situation could change at anytime and there can be no assurance that the pandemic will not have a material adverse impact on the future operations and results of the Group.